Cover	Apr. 01, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2025
Entity File Number	000-55769
Entity Registrant Name	AIS Holdings Group, Inc.
Entity Central Index Key	0001702015
Entity Tax Identification Number	36-4877329
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2-18-23
Entity Address, Address Line Two	Nishiwaseda
Entity Address, City or Town	Shinjuku-Ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	169-0051
Local Phone Number	+81-3-6670-1692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2-41-7-336
Entity Address, City or Town	ShinsakaeNaka-ku Nagoya-shi
Entity Address, Country	JP
Entity Address, Postal Zip Code	460-0007